Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of the Major Related Parties	The table below sets the major related parties and their relationships with the Company:
Name of related parties	Relationship with the Company
Yingkai Xu	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns 100% equity interest.

Schedule of the Significant Transactions with Related Parties	Significant transactions with related parties were as follows:
	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Purchase from related parties:
Wuxi Kaiteng Mold Factory	$118,032	$145,717
Subtotal	$118,032	$145,717

Schedule of Represented Related Party	The following represented related party balances as of June 30, 2024 and December 31, 2023:
	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Amounts due to related parties
Wuxi Kaiteng Mold Factory	$202,447	$207,780
Jingzhu Ding	34,853	32,529
Subtotal	$237,300	$240,309